Derivative Instruments And Hedging Activities (Effects Of Derivative Instruments In Cash Flow Hedging Relationships) (Details) - USD ($) $ in Millions		12 Months Ended
		May. 31, 2015	May. 25, 2014	May. 26, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in AOCI (Effective Portion)		$ 2.1	$ (2.4)	$ (12.7)
Amount of Gain (Loss) Reclassified from AOCI to Earnings (Effective Portion)		(46.7)	(9.7)	(7.7)
Amount of Gain (Loss) Recognized in Earnings (Ineffective Portion)	[1]	1.1	1.4	1.1
Commodity
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in AOCI (Effective Portion)		0.0	0.6	0.7
Commodity | Cost of Sales
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from AOCI to Earnings (Effective Portion)	[2]	0.0	0.4	0.4
Amount of Gain (Loss) Recognized in Earnings (Ineffective Portion)	[1],[2]	0.0	0.0	0.0
Equity
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in AOCI (Effective Portion)		2.1	(3.5)	(2.8)
Equity | Cost Of Sales And Selling General And Administrative Expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from AOCI to Earnings (Effective Portion)	[3]	(1.0)	(0.8)	0.2
Amount of Gain (Loss) Recognized in Earnings (Ineffective Portion)	[1],[3]	1.1	1.4	1.1
Interest rate
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in AOCI (Effective Portion)		0.0	0.0	(10.1)
Interest rate | Interest, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from AOCI to Earnings (Effective Portion)		(45.7)	(10.3)	(8.3)
Amount of Gain (Loss) Recognized in Earnings (Ineffective Portion)	[1]	0.0	0.0	0.0
Foreign currency
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in AOCI (Effective Portion)		0.0	0.5	(0.5)
Foreign currency | Cost Of Sales And Selling General And Administrative Expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from AOCI to Earnings (Effective Portion)	[4]	0.0	1.0	0.0
Amount of Gain (Loss) Recognized in Earnings (Ineffective Portion)	[1],[4]	$ 0.0	$ 0.0	$ 0.0

[1]	Generally, all of our derivative instruments designated as cash flow hedges have some level of ineffectiveness, which is recognized currently in earnings. However, as these amounts are generally nominal and our consolidated financial statements are presented “in millions,” these amounts may appear as zero in this tabular presentation.
[2]	Location of the gain (loss) reclassified from AOCI to earnings as well as the gain (loss) recognized in earnings for the ineffective portion of the hedge is food and beverage costs and restaurant expenses.
[3]	Location of the gain (loss) reclassified from AOCI to earnings as well as the gain (loss) recognized in earnings for the ineffective portion of the hedge is restaurant labor expenses and general and administrative expenses.
[4]	Location of the gain (loss) reclassified from AOCI to earnings as well as the gain (loss) recognized in earnings for the ineffective portion of the hedge is food and beverage costs and general and administrative expenses.